Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Included in voyage expenses
Charter hire commissions (a)	$ 1,821	$ 1,363	$ 1,011
Included in general and administrative expenses
Executive services fee (d)	599	803	0
Administrative services fee (e)	120	134	0
Management fees-related party
Management fees (a)	$ 4,870	$ 3,566	$ 2,737